Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Concentration Risk of Total Lease Rental Income	Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total lease rental income during the years ended December 31, 2022, 2021 and 2020:

Total Lease Rental Income	2022	2021	2020
Customer A	24.4%	21.0%	17.8%
Customer B	11.7%	12.2%	13.1%
Customer C	10.8%	12.1%	9.7%

Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The Company estimates the useful lives and residual values of its container leasing equipment to be as follows:

	As of December 31, 2022 and 2021
	Estimated useful	Residual
	life (years)	Value
Dry containers other than open top and flat rack containers:
20'	13	$1,000
40'	14	$1,200
40' high cube	13	$1,400
45' high cube	13	$1,500
Refrigerated containers:
20'	12	$2,750
20' high cube	12	$2,049
40' high cube	12	$4,000
Open top and flat rack containers:
20' folding flat rack	15	$1,300
40' folding flat rack	16	$1,700
20' open top	15	$1,500
40' open top	14	$2,500
Tank containers	20	10% of cost

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of December 31, 2022 and 2021 were as follows:

	2022			2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,469,668	$(490,098)	$979,570	$1,530,464	$(471,549)	$1,058,915
40'	121,512	(51,170)	70,342	141,292	(55,448)	85,844
40' high cube	3,416,785	(906,234)	2,510,551	3,496,469	(791,349)	2,705,120
45' high cube	24,718	(13,865)	10,853	27,354	(13,871)	13,483
Refrigerated containers:
20'	15,537	(8,472)	7,065	18,445	(8,899)	9,546
20' high cube	116	(95)	21	809	(606)	203
40' high cube	1,122,563	(503,886)	618,677	1,163,149	(462,645)	700,504
Open top and flat rack containers:
20' folding flat	15,840	(5,818)	10,022	16,206	(5,291)	10,915
40' folding flat	46,519	(20,335)	26,184	47,739	(19,073)	28,666
20' open top	12,731	(2,329)	10,402	13,046	(2,090)	10,956
40' open top	19,215	(4,774)	14,441	21,394	(4,827)	16,567
Tank containers	129,587	(22,591)	106,996	107,175	(16,016)	91,159
Total Containers	$6,394,791	$(2,029,667)	$4,365,124	$6,583,542	$(1,851,664)	$4,731,878

Net Gain on Sale of Owned Fleet Containers

During the years ended December 31, 2022, 2021 and 2020, the Company recorded the following net gain on sale of containers, included in “gain on sale of owned fleet containers, net” in the consolidated statements of operations:

	2022		2021		2020
	Units	Amount	Units	Amount	Units	Amount
Gain on sale of previously written down owned fleet containers, net	2,765	$431	3,430	$2,165	51,541	$15,451
Gain on sale of owned fleet containers not written down, net	77,217	76,516	50,550	65,064	54,807	11,779
Gain on sale of owned fleet containers, net	79,982	$76,947	53,980	$67,229	106,348	$27,230